Payden Emerging Markets Corporate Bond Fund

  Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$ 18

Argentina (USD) (2%)
230,000	Capex SA 144A, 6.88%, 5/15/24 (a)	183
225,000	Pampa Energia SA 144A, 7.38%, 7/21/23 (a)	202
255,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	110
70,000	Tecpetrol SA 144A, 4.88%, 12/12/22 (a)	69
225,000	Transportadora de Gas del Sur SA 144A, 6.75%, 5/02/25 (a)	197

		761

Austria (USD) (1%)
220,000	JBS Investments II GmbH 144A, 7.00%, 1/15/26 (a)	237
200,000	Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a)	217

		454

Bahamas (USD) (1%)
405,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	403

Belarus (USD) (0%)
210,000	Republic of Belarus Ministry of Finance 144A, 6.38%, 2/24/31 (a)	203

Bermuda (USD) (3%)
5,300	Digicel Group 0.5 Ltd. 144A, 7.00%, 10/01/68 (a)(b)	1
32,000	Digicel Group 0.5 Ltd. 144A, 8.00%, 4/01/25 (a)	11
98,805	Digicel Group 0.5 Ltd., 10.00%, 4/01/24	75
440,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	386
210,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	198
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	234
285,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	306

		1,211

Brazil (USD) (2%)
200,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.822%), 4.50%, 11/21/29 (a)(c)	195
235,000	Oi SA, 10.00%, 7/27/25	227
357,549	Prumo Participacoes e Investimentos S/A 144A, 7.50%, 12/31/31 (a)	371
691,905	USJ-Acucar e Alcool S/A 144A, 9.88%, 11/09/23 (a)	220

		1,013

Canada (USD) (2%)
210,000	Enbridge Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.314%), 5.75%, 7/15/80 (c)	215
400,000	MEGlobal Canada ULC 144A, 5.88%, 5/18/30 (a)	474

		689

Cayman Islands (USD) (8%)
200,000	Alpha Star Holding V Ltd., 6.63%, 4/18/23 (d)	170
198,730	Bioceanico Sovereign Certificate Ltd. 144A, 3.03%, 6/05/34 (a)(e)	144
200,000	Comunicaciones Celulares SA Via Comcel Trust 144A, 6.88%, 2/06/24 (a)	206

Principal or Shares	Security Description	Value (000)
610,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 4/10/22 (d)	$ 596
200,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	203
200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	206
450,000	JD.com Inc., 3.38%, 1/14/30	499
310,000	Melco Resorts Finance Ltd. 144A, 5.75%, 7/21/28 (a)	315
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 7.14%, (a)(b)(e)	—
280,000	Saudi Electricity Global Sukuk Co. 2 144A, 5.06%, 4/08/43 (a)	359
220,000	Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28 (d)	260
240,000	Weibo Corp., 3.38%, 7/08/30	251
200,000	Weibo Corp., 3.50%, 7/05/24	212

		3,421

Chile (USD) (2%)
194,672	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	218
266,050	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (a)(f)	284
240,000	Empresa Electrica Guacolda SA 144A, 4.56%, 4/30/25 (a)	198
210,000	Engie Energia Chile SA 144A, 3.40%, 1/28/30 (a)	224

		924

Colombia (USD) (5%)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	222
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	229
210,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	216
400,000	Grupo de Inversiones Suramericana SA 144A, 5.50%, 4/29/26 (a)	442
405,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (a)	414
420,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	435

		1,958

Cyprus (USD) (1%)
200,000	MHP SE 144A, 7.75%, 5/10/24 (a)	211

Egypt (USD) (0%)
200,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	196

Georgia (USD) (1%)
210,000	Georgia Global Utilities JSC 144A, 7.75%, 7/30/25 (a)	212
200,000	Silknet JSC, 11.00%, 4/02/24 (d)	210

		422

Ghana (USD) (0%)
200,000	Ghana Government International Bond 144A, 6.38%, 2/11/27 (a)	185

Guatemala (USD) (1%)
200,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)	230

Hong Kong (USD) (1%)
400,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29 (d)	449

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
India (USD) (6%)
440,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (a)	$ 436
305,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (a)	322
250,000	Adani Ports & Special Economic Zone Ltd. 144A, 4.20%, 8/04/27 (a)	251
204,225	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt. Ltd./Wardha Solar Maharash 144A, 4.63%, 10/15/39 (a)	195
248,750	Adani Transmission Ltd. 144A, 4.25%, 5/21/36 (a)	244
200,000	Export-Import Bank of India 144A, 3.38%, 8/05/26 (a)	212
220,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	226
210,000	ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a)	215
210,000	ReNew Power Pvt. Ltd. 144A, 5.88%, 3/05/27 (a)	211
420,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	405

		2,717

Indonesia (USD) (1%)
200,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	249
200,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	283

		532

Ireland (USD) (1%)
400,000	C&W Senior Financing DAC 144A, 7.50%, 10/15/26 (a)	427

Isle of Man (USD) (0%)
70,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	83

Israel (USD) (2%)
410,000	Bank Leumi Le-Israel BM 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(d)	408
265,000	Israel Electric Corp. Ltd. 144A, 6.88%, 6/21/23 (a)	304

		712

Ivory Coast (USD) (1%)
210,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	215

Jersey (USD) (1%)
435,000	Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (d)	458

Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	158

Luxembourg (USD) (3%)
306,892	JBS USA LUX SA Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 3.07%, 5/01/26 (g)	298
210,000	MHP Lux SA 144A, 6.25%, 9/19/29 (a)	201
200,000	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (a)	210
220,000	Minerva Luxembourg SA 144A, 6.50%, 9/20/26 (a)	231
210,000	Nexa Resources SA 144A, 6.50%, 1/18/28 (a)	228

Principal or Shares	Security Description	Value (000)
210,000	Rumo Luxembourg Sarl 144A, 5.25%, 1/10/28 (a)	$ 219

		1,387

Malaysia (USD) (1%)
200,000	Petronas Capital Ltd. 144A, 3.50%, 4/21/30 (a)	228

Marshall Islands (USD) (1%)
250,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	319

Mauritius (USD) (1%)
200,000	Azure Power Energy Ltd. 144A, 5.50%, 11/03/22 (a)	205
200,000	Azure Power Solar Energy Pvt. Ltd. 144A, 5.65%, 12/24/24 (a)	205
210,000	Network i2i Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.277%), 5.65%, 4/15/68 (a)(b)(c)	208

		618

Mexico (MXN) (0%)
2,200,000	Mexican Bonos, 8.50%, 5/31/29 MXN	118
1,600,000	Mexican Bonos, 8.50%, 11/18/38 MXN	87

		205

Mexico (USD) (8%)
215,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.035%), 6.88%, 10/06/68 (a)(b)(c)	208
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.470%), 7.50%, 9/27/68 (a)(b)(c)	191
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 5.95%, 10/01/28 (a)(c)	208
205,000	BBVA Bancomer SA 144A, 6.75%, 9/30/22 (a)	222
200,000	Cemex SAB de CV 144A, 7.38%, 6/05/27 (a)	214
250,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (a)	256
380,000	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	402
448,120	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	484
200,000	Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	225
200,000	Grupo Bimbo SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.280%), 5.95%, (a)(b)(c)	211
205,000	Infraestructura Energetica Nova SAB de CV 144A, 4.88%, 1/14/48 (a)	201
205,000	Mexico City Airport Trust 144A, 3.88%, 4/30/28 (a)	180
223,684	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	246
60,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (a)	57
210,000	Trust Fibra Uno 144A, 6.39%, 1/15/50 (a)	213

		3,518

Morocco (USD) (1%)
225,000	OCP SA 144A, 6.88%, 4/25/44 (a)	281

2

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (11%)
205,000	Bharti Airtel International Netherlands BV 144A, 5.35%, 5/20/24 (a)	$ 221
200,000	Listrindo Capital BV, 4.95%, 9/14/26 (d)	207
200,000	Lukoil Securities BV 144A, 3.88%, 5/06/30 (a)	212
200,000	Minejesa Capital BV 144A, 4.63%, 8/10/30 (a)	211
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	465
195,028	MV24 Capital BV 144A, 6.75%, 6/01/34 (a)	195
390,000	Petrobras Global Finance BV, 5.30%, 1/27/25	422
180,000	Petrobras Global Finance BV, 6.00%, 1/27/28	199
40,000	Petrobras Global Finance BV, 6.90%, 3/19/49	45
90,000	Petrobras Global Finance BV, 8.75%, 5/23/26	113
200,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	215
640,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	669
890,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	990
290,000	VEON Holdings BV 144A, 4.95%, 6/16/24 (a)	313
360,000	VTR Finance NV 144A, 6.38%, 7/15/28 (a)	385

		4,862

Nigeria (USD) (0%)
216,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	206

Panama (USD) (0%)
210,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (a)	31

Paraguay (USD) (1%)
200,000	Telefonica Celular del Paraguay SA 144A, 5.88%, 4/15/27 (a)	212

Peru (PEN) (0%)
590,000	Peruvian Government International Bond 144A, 6.35%, 8/12/28 PEN (a)	205

Peru (USD) (4%)
194,960	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	256
325,000	Banco Internacional del Peru SAA Interbank 144A, (3 mo. LIBOR USD + 5.760%), 6.63%, 3/19/29 (a)(c)	354
190,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (a)	199
200,000	Kallpa Generacion SA 144A, 4.88%, 5/24/26 (a)	214
200,000	SAN Miguel Industrias Pet SA 144A, 4.50%, 9/18/22 (a)	203
360,000	Scotiabank Peru SAA 144A, (3 mo. LIBOR USD + 3.856%), 4.50%, 12/13/27 (a)(c)	379

		1,605

Qatar (USD) (1%)
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3 144A, 5.84%, 9/30/27 (a)	354

Russian Federation (RUB) (0%)
9,150,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB	133

Saudi Arabia (USD) (1%)
200,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	241

Singapore (USD) (0%)
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)(f)	202

Principal or Shares	Security Description	Value (000)
Spain (USD) (1%)
250,000	AI Candelaria Spain SLU 144A, 7.50%, 12/15/28 (a)	$ 267

Sri Lanka (USD) (0%)
230,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	197

Supranational (USD) (1%)
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 144A, 5.25%, 8/15/27 (a)	210

Thailand (USD) (1%)
400,000	Bangkok Bank PCL 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.900%), 3.73%, 9/25/34 (a)(c)	402

Turkey (USD) (1%)
200,000	Turkcell Iletisim Hizmetleri AS 144A, 5.80%, 4/11/28 (a)	196
420,000	Turkiye Sise ve Cam Fabrikalari AS 144A, 6.95%, 3/14/26 (a)	430

		626

Ukraine (USD) (1%)
225,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (a)	218

United Arab Emirates (USD) (5%)
200,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	251
530,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	598
200,000	DP World PLC 144A, 6.85%, 7/02/37 (a)	267
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)(f)	319
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	269
200,000	Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25 (d)	226

		1,930

United Kingdom (USD) (1%)
275,000	MARB BondCo PLC 144A, 6.88%, 1/19/25 (a)	288

United States (IDR) (1%)
6,700,000,000	JPMorgan Chase Bank NA 144A, 8.25%, 5/17/36 IDR (a)	494

United States (USD) (8%)
205,000	Cleveland-Cliffs Inc. 144A, 6.75%, 3/15/26 (a)	206
118,498	Connecticut Avenue Securities Trust 2018-R07 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 4/25/31 (a)(c)	118
193,889	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.32%, 10/25/30 (c)	190
101,107	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.37%, 8/25/30 (c)	98
159,952	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.550%), 2.72%, 12/25/30 (c)	155
195,000	Ford Motor Co., 9.00%, 4/22/25	230
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	214

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
190,639	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 1/25/49 (a)(c)	$ 187
72,392	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 2/25/49 (a)(c)	70
76,176	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 4/25/49 (a)(c)	74
171,892	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 2.47%, 9/25/30 (c)	165
215,000	Kraft Heinz Foods Co. 144A, 5.50%, 6/01/50 (a)	253
200,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	216
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 4/25/43 (a)(c)	262
200,000	Stillwater Mining Co. 144A, 6.13%, 6/27/22 (a)	203
510,000	Tacala Investment Corp. Term Loan B 2L, (LIBOR USD 1-Month + 7.500%), 7.66%, 2/05/28 (g)	473
200,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	203
195,000	U.S. Foods Inc. 144A, 6.25%, 4/15/25 (a)	209

		3,526

Virgin Islands (British) (USD) (3%)
100,000	Arcos Dorados Holdings Inc. 144A, 6.63%, 9/27/23 (a)	107
200,000	Gold Fields Orogen Holdings BVI Ltd. 144A, 6.13%, 5/15/29 (a)	235
200,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, 5/15/29 (d)	235
405,000	Huarong Finance 2019 Co. Ltd., 3.88%, 11/13/29 (d)	440
200,000	Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 2/04/27 (d)	221

		1,238

Total Bonds (Cost - $41,227)		42,053

Principal or Shares	Security Description	Value (000)
Investment Company (4%)
1,683,000	Payden Cash Reserves Money Market Fund * (Cost - $1,683)	$ 1,683

Total Investments (Cost - $42,910) (102%)		43,736
Liabilities in excess of Other Assets (-2%)		(815)

Net Assets (100%)		$ 42,921

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Perpetual security with no stated maturity date.
(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $436 and the total market value of the collateral held by the Fund is $449. Amounts in 000s.

(g)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.

4

Payden Emerging Markets Corporate Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 82,700	USD 105	HSBC Bank USA, N.A.	10/19/2020	$4
CNH 2,219	USD 315	HSBC Bank USA, N.A.	10/29/2020	1
INR 10,920	USD 144	HSBC Bank USA, N.A.	10/14/2020	—
MYR 780	USD 183	Barclays Bank PLC	08/24/2020	—
PHP 10,370	USD 209	HSBC Bank USA, N.A.	10/15/2020	2
PLN 577	USD 146	HSBC Bank USA, N.A.	10/26/2020	9
THB 6,310	USD 200	Barclays Bank PLC	08/11/2020	2
USD 415	PEN 1,422	Barclays Bank PLC	09/22/2020	13
USD 177	IDR 2,592,000	HSBC Bank USA, N.A.	09/10/2020	—

				31

Liabilities:
PEN 711	USD 206	Barclays Bank PLC	09/22/2020	(5)
PEN 726	USD 206	HSBC Bank USA, N.A.	09/22/2020	(1)
RUB 700	USD 10	HSBC Bank USA, N.A.	08/07/2020	(1)
USD 193	THB 6,310	Barclays Bank PLC	08/11/2020	(9)
USD 484	MYR 2,128	Barclays Bank PLC	08/24/2020	(18)
USD 209	PHP 10,370	Barclays Bank PLC	10/15/2020	(1)
USD 9	RUB 700	HSBC Bank USA, N.A.	08/07/2020	—
USD 145	INR 10,920	HSBC Bank USA, N.A.	10/14/2020	—

				(35)

Net Unrealized Appreciation (Depreciation)				$(4)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Short Contracts:
U.S. Treasury 10-Year Note Future	15	Sep-20	$(2,101)	$(47)	$(47)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: CDS Brazil 100, Issuer Name:	06/20/2025	$605	$33	$54	$(21)
Federative Republic of Brazil), Pay 1% Quarterly, Receive upon credit default
Protection Bought (Relevant Credit: CDS Index Swap Brazil 100, Issuer Name: Federative Republic of Brazil), Pay 1% Quarterly, Receive upon credit default	12/20/2024	625	27	45	(17)
Protection Bought (Relevant Credit: CDS Mexico 100, Issuer Name:	06/20/2025	200	4	15	(12)
United Mexican States), Pay 1% Quarterly, Receive upon credit default

					$(50)

5	Payden Mutual Funds